================================================================================

                                 Gary R. Henrie
                                 Attorney at Law


8275 S. Eastern Ave., Suite 200                        Telephone:  702-616-3093
Las Vegas, NV  89123                                   Facsimile:  435-753-2947
                                                    E-mail:  grhlaw@hotmail.com


February 8, 2007

Via EDGAR

THE UNITED STATES SECURITIES
AND EXCHANGE COMMISSION
Mr. John D. Reynolds
Assistant Director
Division of Corporation Finance
Mail Stop 3561
Washington, D.C. 20549

         Re:      Pioneer Exploration Inc.
                  Registration Statement on Form SB-2
                  Filed July 13, 2006
                  File No. 333-135743

Dear Ladies and Gentlemen:

On October 13, 2006, Pioneer Exploration Inc. (the "Company"), filed amendment number one to its registration statement on Form SB-2 in response to the staff's comment letter dated July 21, 2006. In response to the staff's comments, amendment number one added subsections entitled "History of Chilco River Holdings Inc.", "Connections between Companies" and "Rule 419" at the end of the section titled "Business" in the registration statement. Subsequent to the filing of amendment number one, the staff contacted Company and orally reissued comment 1.b. of the letter.

On January 17, 2007, the Company filed amendment number two to its registration statement. In amendment number two, the three sections added in amendment number one were expanded to more fully respond to comment 1.b. Other changes to the registration statement in amendment number two are updates to the filing to bring it current at that time.

This letter now accompanies amendment number three to the registration statement. This amendment number three is being filed to add current financial statements. Since we have not heard from the staff regarding changes marked in amendment number two in response to the reissued comment 1.b. we have also marked the changes made in amendment two in this amendment three for the convenience of the staff.

Please advise if the Company's treatment of comment 1.b. is now acceptable to the staff and whether it is now appropriate for the Company to request acceleration of the registration.

Best regards,


/s/ Gary R. Henrie
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Gary R. Henrie